                   AH&H Partners Fund Limited Partnership
                        Report on Financial Statements
                   For the Quarter ended June 30,  2001
                                  (unaudited)






                             TABLE OF CONTENTS

                                                                PAGE

      Investment Portfolio
      For the Quarter ended June 30,  2001	(unaudited)	3-4


      Statement of Assets and Liabilities                        5
      For the Quarter ended June 30,  2001	(unaudited)

      Statement of Operations                                    6
      For the Quarter ended June 30,  2001	(unaudited)

      Statement of Changes in Net Assets                         7
      For the Quarter ended June 30,  2001	(unaudited)

      Statement of Profit and Loss
      For the Quarter ended June 30,  2001	(unaudited)	 8

      Notes to Financial Statements                              9-10

                     AH&H Partners Fund Limited Partnership
                              Investment Portfolio
                        For the Quarter ended June 30,  2001

INDUSTRY & COMPANY                                 Shares         Value

EQUITY SECURITIES - COMMON STOCK        75.19%

    CAPITAL GOODS                        5.16%
      Sipex Corp.                                 30,000       $348,900
      UQM Technologies                            99,400       $680,890
                                                               ---------
                                                               $992,018
    CONSUMER SERVICES                    0.95%
      Student Advantage                            100,000       $183,000


    EMERGING ENERGY                      2.4%
      Fuel Cell Energy Inc.                         20,000      $461,800

    FINANCIALS                           3.42%
      First Financial FD Inc Com                    50,000      $658,000

    HEALTHCARE                           8.97%
     Ascent Pediatrics                             215,969      $103,665
     OSI Pharmaceuticals                            10,000      $525,900
     Staar Surgical Co.				    85,300	$411,999
     Xoma Ltd.                                      40,000	$682,400
                                                                --------
                                                               $1,626,000
    HEALTHY LIVING			8.46%
     While Foods Market Inc.			    60,000    $1,626,000

    INTERNET PRODUCT & SERVICES         9.75%
     Forrester Research Inc.                        25,000      $564,750
     Macromedia Inc.                                20,000      $360,000
     Necentives                                    625,000      $325,000
     Netsolve Inc.                                  50,000	$624,500
                                                                --------
                                                               $1,874,250
   MEDICAL PRODUCTS			4.68%
     Atherogenics Inc				   100,000	$600,000
     Conceptus Inc.				    20,000	$300,000
								---------
								$900,000


    TECHNOLOGY              		30.74%
     Aether Systems Inc -Escrow                         779       $6,894
     Aether Systems Inc                               6,482      $57,366
     August Technology                              115,000   $1,642,200
     LTX Corp                                        60,000   $1,533,600
     MRO Software				     50,000     $790,000
     Wave Systems                                   350,000   $1,879,500
							      ----------
                                                              $5,909,560


    TELECOMMUNICATIONS                     0.65%
     JDS Uniphase                                     10,000   $125,000

  TOTAL COMMON STOCK (Cost $15,994,750)                      $14,453,592



          See auditors'report and notes to financial statements.

                     AH&H Partners Fund Limited Partnership
                             Investment Portfolio
                       For the Quarter ended June 30,  2001


INDUSTRY & COMPANY                                  Shares        Value
PRIVATE HOLDINGS   		20.39%

     Carbon Medical Technology                     377,679      $1,982,815
     Carbon Medical Technology                      36,363	 $199,997
     Ascent Pediatrics WTS                          61,539          0
     Domania.com Inc.                              535,487        $499,984
     Marathon Technologies - Series B               31,250        $375,000
     Marathon Technologies - Series D               20,833        $249,996
     Molecular Geodesics                           650,000        $216,450
     Sys-Tech Solutions (Common Stock)             149,965         $14,997
     Sys-Tech Solutions - Series A Pfd.              2,777        $277,700
     Sys-Tech Solutions - Series B Pfd.              1,020        $102,000
                                                                 ---------
TOTAL PRIVATE HOLDINGS (COST $3,567,405)                        $3,918,938

CASH & EQUIVALENTS                      4.43%


     Escrow - Cash                                                 $71,855
     Fidelity Daily Money Market Fund                             $779,117
                                                                ----------
Total Cash & Equivalents (Cost $850,972)                          $850,972

TOTAL INVESTMENT PORTFOLIO             100.0%
    (Cost $20,413,126)                                         $19,223,502

                                                                ---------







 The accompaning notes are an integral part of these financial statements.

                     AH&H Partners Fund Limited Partnership
                      Statement of Assets and Liabilities
                      For the Quarter ended June 30,  2001
                                (unaudited)



                                                         Quarter Ended
                                                         June 30, 2001
                                                        --------------

  Investments at Market value (Cost Basis $20,413,126)     $19,223,502
  Cash                                                            $100
                                                           -----------
    TOTAL ASSETS                                           $19,223,602
                                                           -----------
                                                           -----------
LIABILITIES

  Accrued Capital Withdrawals                                     $0
  Accrued Management Fees                                         $0
  Accrued Board of Directors Fees                                 $0
                                                              --------

TOTAL LIABILITIES                                                 $0
                                                              --------

NET ASSETS                                                 $19,223,602
                                                           -----------
                                                           -----------

 The accompanying notes are an integral part of these financial statements.

                       AH&H Partners Fund Limited Partnership
                              Statement of Operations
                     	For the Quarter ended June 30,  2001
                                 (unaudited)



                                                      Quarter Ended
                                                      June 30, 2001
                                                      ---------------
    INVESTMENT INCOME

      Income:
         Dividends                                            $7,458
         Interest                                            $15,075
                                                       ---------------
      Total Income                                           $22,533

      Expenses:
         Management Fees                                    $48,087
         Other Expenses                                          $0
                                                      ---------------
      Total Expenses                                        $48,087

     Net Investment Loss                                    ($25,554)

     NET REALIZED AND UNREALIZED GAIN(LOSS)

        Net Realized Gain                                    $958,438
        Net Unrealized Depreciation                       ($1,946,664)
                                                        --------------

     Net Gain/(Loss) on Investments                        $2,905,102
                                                        --------------

     NET INCREASE IN NET ASSETS                           $2,879,549
                                                       --------------





 The accompanying notes are an integral part of the financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                      For the Quarter ended June 30,  2001
                              (unaudited)



                                                       Quarter Ended
                                                       June 30, 2001
                                                      --------------
   INCREASE IN NET ASSETS
      Operations:
        Net Investment Loss                                  ($25,554)
        Net Realized Gain                                    $958,438
        Net Unrealized Depreciation                       ($1,946,664)
                                                        ---------------
   Net decrease in Net Assets from Operations             ($2,879,549)

   Contributions to Capital                                  $20,000

   Withdrawals from Capital                                 ($492,260)
                                                      ----------------
   INCREASE (DECREASE)IN NET ASSETS                        $2,407,289
                                                      ----------------

  Adjusted Net Assets at Beginning of Period,as adjusted  $16,816,313

   NET ASSETS AT END OF PERIOD                            $19,223,602
                                                      ----------------
                                                      ----------------

 The accompanying notes are an integral part of these financial statements.

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Notes to Financial Statements
                   For the Quarter ended June 30,  2001
                            (unaudited)



 1 - SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940(the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partner-ship in preparation of its financial statements in conformity with generally accepted accounting principles.

    Security Valuation

    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short

    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

    Securities Transactions and Investment Income

    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, includ-ing original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                       For the Quarter ended June 30,  2001
                                   (unaudited)

 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Federal and State Income Taxes

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 2 - INVESTMENT ADVISORY AGREEMENTS & TRANSACTIONS WITH AFFILIATED PERSONS

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the Quarter ended June 30,  2001, the Managing
    General Partner received fees of $48,087 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership Agreement provides for a performance allocation from the Limited Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. The performance allocation, if there is one, is determined after the close of the calendar year.


 3 - INVESTMENT TRANSACTIONS

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the quarter ending June 30, 2001 aggregated $4,940,651 and $2,859,235 respectively.


 4 - SIGNIFICANT SUBSEQUENT EVENT

    The Partnership agreement provides for a Partnership termination date of December 31, 2050.